Annual Total Returns- Vanguard Total International Bond Index Fund (Instl) [BarChart] - Instl - Vanguard Total International Bond Index Fund - Institutional Shares	2014	2015	2016	2017	2018	2019	2020
Total	8.91%	1.14%	4.69%	2.46%	2.96%	7.89%	4.59%